Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Fair Value Measurements
Estimated useful life (in years)	25 years
Flight Equipment | Non-recurring basis | Level 3
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Fair Value	97,200
Flight Equipment | Non-recurring basis | Level 3 | Low end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	9.50%
Remaining Holding Period	0 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0.00%
Flight Equipment | Non-recurring basis | Level 3 | High end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	16.50%
Remaining Holding Period	9 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	100.00%
Flight Equipment | Non-recurring basis | Level 3 | Weighted Average | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	9.70%
Remaining Holding Period	2 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	72.00%